Revenues	12 Months Ended
Aug. 31, 2021
Revenues
13. Revenues

13. Revenues

	August 31 2021 $	August 31 2020 $
B2B sales	383,179	151,634
Licensing revenue	334,974	232,909
Other revenue	4,585	-
	722,738	384,543

The licensing fees consist of IP licensing fees for transfer of the DehydraTECH technology with the signing of definitive agreements and usage fees. The licensing fees include payments due upon transfer of the technology and installment payments that are receivable within 12 months.

The Company recognized $334,974 of licensing revenue (2020 - $232,909) and $383,179 of B2B product revenues (2020 - $151,634) that relate to sales of our intermediate products for use by nine B2B customers in their products.